Finance income and expense	12 Months Ended
Dec. 31, 2020
Finance income and expense
Finance income and expense

3 Finance income and expense

	2020	2019	2018
	$m	$m	$m
Finance income
Returns on fixed deposits and equity securities	1	1	10
Returns on short-term deposits	40	122	86
Fair value gains on debt and interest rate swaps	4	7	–
Discount unwind on other long-term assets	6	20	6
Interest income on income tax balances	36	22	36
Total	87	172	138
Finance expense
Interest on debt and commercial paper	(669)	(698)	(673)
Interest on overdrafts, lease liabilities and other financing costs[1]	(67)	(74)	(68)
Net interest on post-employment defined benefit plan net liabilities (Note 22)	(37)	(53)	(52)
Net exchange losses	(34)	(30)	(51)
Discount unwind on contingent consideration arising from business combinations (Note 20)	(278)	(356)	(416)
Discount unwind on other long-term liabilities[2]	(219)	(213)	(154)
Fair value losses on debt and interest rate swaps	–	–	(2)
Interest expense on income tax balances	(2)	(8)	(3)
Total	(1,306)	(1,432)	(1,419)
Net finance expense	(1,219)	(1,260)	(1,281)

[1]	Comparative figures in 2018 included finance leases recognised under IAS 17.
[2]	Included within Discount unwind on other long-term liabilities is $151m relating to the Acerta Pharma put option liability (2019: $136m; 2018: $133m), see Note 20 for further details.

Financial instruments

Included within finance income and expense are the following net gains and losses on financial instruments:

	2020	2019	2018
	$m	$m	$m
Interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives	(8)	(12)	(11)
Interest and changes in carrying values of debt designated as hedged items in fair value hedges, net of derivatives	(6)	(10)	(28)
Interest and fair value changes on fixed and short-term deposits, equity securities, other derivatives and tax balances	42	110	96
Interest on debt, overdrafts, lease liabilities and commercial paper held at amortised cost	(660)	(662)	(619)

Fair value gain of $33m (2019: loss of $5m; 2018: loss of $13m) on interest rate fair value hedging instruments and $32m fair value loss (2019: gain of $8m; 2018: gain of $10m) on the related hedged items have been included within Interest and changes in carrying values of debt designated as hedged items, net of derivatives. All fair value hedge relationships were effective during the year.

Fair value gain of $2m (2019:  gain of $4m; 2018: loss of $13m) on derivatives related to debt instruments designated at fair value through profit or loss and $3m fair value loss (2019:  loss of $4m; 2018: gain of $13m) on debt instruments designated at fair value through profit or loss have been included within Interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives.